Commitments and Contingencies - Future Minimum Rental Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 0.7
2025	2.1
2026	1.9
2027	1.8
2028	1.6
2029 and thereafter	3.5
Lessee, Operating Lease, Liability, to be Paid	11.6
Less: present value discount	(3.6)
Total lease liability at December 31, 2023	$ 8.0	$ 28.5